Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Charters-out [Abstract]
2017	$ 294,564
2018	205,540
2019	157,045
2020	157,475
2021 to 2028	495,415
Minimum charter payments	$ 1,310,039